Schedule of Investments (unaudited) September 30, 2019	BlackRock Basic Value Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.8%

Aerospace & Defense — 1.1%
BAE Systems PLC — ADR	775,616	$21,864,615

Automobiles — 1.0%
General Motors Co.	528,790	19,819,049

Banks — 12.4%
Citigroup, Inc.	837,517	57,855,674
JPMorgan Chase & Co.	643,698	75,756,818
Regions Financial Corp.	1,331,226	21,059,995
Wells Fargo & Co.	1,784,422	90,006,246

		244,678,733

Beverages — 3.0%
Molson Coors Brewing Co., Class B	678,588	39,018,810
PepsiCo, Inc.	154,639	21,201,007

		60,219,817

Biotechnology — 0.9%
Biogen, Inc.(a)	77,600	18,066,832

Building Products — 0.9%
Masco Corp.	448,310	18,685,561

Capital Markets — 2.4%
E*TRADE Financial Corp.	648,225	28,320,950
Morgan Stanley	429,898	18,343,748

		46,664,698

Chemicals — 2.9%
Akzo Nobel NV — ADR	189,259	5,607,744
Corteva, Inc.	1,457,671	40,814,788
Dow, Inc.	211,797	10,092,127

		56,514,659

Communications Equipment — 2.2%
Cisco Systems, Inc.	887,720	43,862,245

Construction & Engineering — 1.0%
Quanta Services, Inc.	504,300	19,062,540

Consumer Finance — 1.7%
Ally Financial, Inc.	427,125	14,163,465
Capital One Financial Corp.	206,260	18,765,535

		32,929,000

Diversified Financial Services — 0.6%
AXA Equitable Holdings, Inc.	510,695	11,317,001

Diversified Telecommunication Services — 5.0%
AT&T Inc.	500,150	18,925,676
Verizon Communications, Inc.	1,320,689	79,716,788

		98,642,464

Electric Utilities — 3.6%
Exelon Corp.	743,192	35,903,606
FirstEnergy Corp.	733,919	35,396,913

		71,300,519

Electrical Equipment — 2.5%
ABB Ltd. — ADR	1,537,334	30,239,360
Hubbell, Inc.	144,304	18,961,546

		49,200,906

Food & Staples Retailing — 0.8%
Walgreens Boots Alliance, Inc.	296,368	16,392,114

Food Products — 3.2%
Conagra Brands, Inc.	692,688	21,251,668
Kellogg Co.	647,598	41,672,931

		62,924,599

Health Care Equipment & Supplies — 8.3%
Alcon, Inc.(a)(b)	288,280	16,803,841

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Baxter International, Inc.	337,514	$29,522,350
Koninklijke Philips NV, NY Shares(b)	745,078	34,370,448
Medtronic PLC	229,279	24,904,285
Zimmer Biomet Holdings, Inc.	418,077	57,389,430

		162,990,354

Health Care Providers & Services — 2.5%
Humana, Inc.	47,960	12,261,933
Laboratory Corp. of America Holdings(a)	220,050	36,968,400

		49,230,333

Household Durables — 1.9%
Sony Corp. — ADR	648,530	38,347,579

Independent Power and Renewable Electricity Producers — 2.4%
AES Corp.	2,867,188	46,849,852

Industrial Conglomerates — 1.3%
Siemens AG — ADR	494,850	26,516,537

Insurance — 6.2%
American International Group, Inc.	321,214	17,891,620
Assured Guaranty Ltd.	237,400	10,554,804
Brighthouse Financial, Inc.(a)	232,561	9,411,744
Hartford Financial Services Group, Inc.	483,985	29,334,331
MetLife, Inc.	638,260	30,100,342
Willis Towers Watson PLC	133,358	25,734,093

		123,026,934

IT Services — 0.7%
Cognizant Technology Solutions Corp., Class A	240,414	14,488,550

Media — 4.6%
Comcast Corp., Class A	1,365,811	61,570,760
DISH Network Corp., Class A(a)(b)	344,591	11,740,215
Interpublic Group of Cos., Inc.	788,519	17,000,470

		90,311,445

Metals & Mining — 0.8%
Freeport-McMoRan, Inc.	1,584,058	15,159,435

Multiline Retail — 2.1%
Dollar Tree, Inc.(a)	259,980	29,679,317
Kohl’s Corp.	219,920	10,921,227

		40,600,544

Oil, Gas & Consumable Fuels — 8.5%
BP PLC — ADR	1,444,690	54,883,773
ConocoPhillips	586,063	33,393,870
Marathon Oil Corp.	735,179	9,020,646
Marathon Petroleum Corp.	221,033	13,427,755
Suncor Energy, Inc.	631,247	19,934,780
Williams Cos., Inc.	1,527,301	36,746,862

		167,407,686

Personal Products — 0.7%
Unilever NV, NY Shares	240,840	14,457,625

Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co.	327,830	16,624,259
Novartis AG — ADR	191,112	16,607,633
Pfizer, Inc.	1,763,994	63,380,304
Sanofi — ADR	364,600	16,891,918

		113,504,114

Semiconductors & Semiconductor Equipment — 1.0%
QUALCOMM, Inc.	263,559	20,104,281

Software — 1.6%
Oracle Corp.	566,435	31,170,918

Specialty Retail — 0.8%
Lowe’s Cos., Inc.	147,860	16,258,686

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Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Basic Value Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 0.9%
Apple Inc.	77,289	$17,310,417

Tobacco — 0.6%
Altria Group, Inc.	292,620	11,968,158

Wireless Telecommunication Services — 1.0%
Telephone & Data Systems, Inc.	799,140	20,617,812

Total Long-Term Investments — 96.8% (Cost: $1,518,155,525)		1,912,466,612

Short-Term Securities — 4.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%(c)(e)	58,716,489	58,716,489
SL Liquidity Series, LLC, Money Market Series, 2.13%(c)(d)(e)	21,483,998	21,488,294

Total Short-Term Securities — 4.1% (Cost: $80,204,783)		80,204,783

Total Investments — 100.9% (Cost: $1,598,360,308)		1,992,671,395

Liabilities in Excess of Other Assets — (0.9)%		(17,077,817)

Net Assets — 100.0%		$1,975,593,578

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 06/30/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	97,436,697	(38,720,208)	58,716,489	$58,716,489	$391,355		$—	$—
SL Liquidity Series, LLC, Money Market Series	4,928,053	16,555,945	21,483,998	21,488,294	11,845	(b)	(637)	(55)

				$80,204,783	$403,200		$(637)	$(55)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

ADR	American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

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Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Basic Value Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments(a)	$1,912,466,612	$—	$—	$1,912,466,612
Short-Term Securities	58,716,489	—	—	58,716,489

Subtotal	$1,971,183,101	$—	$—	$1,971,183,101

Investments Valued at Net Asset Value (“NAV”)(b)				21,488,294

Total Investments				$1,992,671,395

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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